Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Approximate net operating loss carry forwards	$ 10,605,000	$ 8,724,000
Deferred tax assets:
Federal net operating loss	2,226,947	1,832,139
State net operating loss	723,270	591,976
Tax credit	49,740	49,740
Goodwill	(148,373)	(148,373)
Total deferred tax assets	2,226,947	2,325,482
Less valuation allowance	(2,226,947)	(2,325,482)
Total